JNL SERIES TRUST

1 Corporate Way, Lansing, Michigan 48951

(517) 381-5500

October 5, 2016

Securities and Exchange Commission

450 Fifth Street, NW

Judiciary Plaza

Washington, DC 20549

Re:	JNL Series Trust
File Nos. 33-87244 and 811-8894

Dear Sir/Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated September 19, 2016, filed pursuant to Rule 497(e), for the JNL/American Funds Global Bond Fund, the JNL/FPA + DoubleLine® Flexible Allocation Fund, the JNL/Franklin Templeton Global Multisector Bond Fund, the JN/Franklin Templeton International Small Cap Growth Fund, the JNL/Franklin Templeton Mutual Shares Fund, the JNL/Goldman Sachs Emerging Markets Debt Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/PIMCO Total Return Bond Fund, and the JNL/PPM America Floating Rate Income Fund of the above mentioned Trust.

If you have any questions concerning this filing, please contact me at (517) 367-4336.

Very truly yours,

/s/ Susan S. Rhee
Susan S. Rhee

enc.